MainGate MLP Fund

SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020

	Shares	Fair Value

Master Limited Partnerships and Related Companies - 98.5%(1)

Crude/Refined Products Pipelines and Storage - 43.9%(1)

Canada - 0.7%(1)

Enbridge, Inc.	180,000	$5,763,600.00

United States - 43.2%(1)

BP Midstream Partners, L.P.	2,200,000	25,938,000

Genesis Energy, L.P.	3,000,000	16,050,000

Magellan Midstream Partners, L.P.	2,000,000	76,020,000

MPLX, L.P.	3,800,000	69,426,000

Phillips 66 Partners, L.P.	800,000	21,536,000

Plains All American Pipeline, L.P.	5,400,000	38,232,000

Plains GP Holdings, L.P.	5,000,000	36,550,000

Shell Midstream Partners, L.P.	4,544,000	47,212,160

		330,964,160

Total Crude/Refined Products Pipelines and Storage		336,727,760

Natural Gas/Natural Gas Liquid Pipelines and Storage - 38.2%(1)
Canada - 0.6%(1)

TC Energy Corporation	100,000	4,666,000

United States - 37.6%(1)

Cheniere Energy, Inc.(2)	75,000	3,903,750

Energy Transfer, L.P.	12,200,000	78,324,000

Enterprise Products Partners, L.P.	5,000,000	87,800,000

Equitrans Midstream Corporation	375,000	3,855,000

Kinder Morgan, Inc.	4,200,000	58,044,000

Williams Companies, Inc.	2,700,000	56,052,000

		287,978,750

Total Natural Gas/Natural Gas Liquid Pipelines and Storage		292,644,750

Natural Gas Gathering/Processing - 16.4%(1)

United States - 16.4%(1)

Antero Midstream Corporation	3,700,000	25,049,000

Enlink Midstream, LLC	6,500,000	19,435,000

Targa Resources Corporation	3,700,000	62,937,000

Western Midstream Partners, L.P.	2,000,000	18,140,000

Total Natural Gas Gathering/Processing		125,561,000

Total Master Limited Partnerships and Related Companies (Cost $967,555,559)		754,933,510

Total Investments - 98.5% (Cost $967,555,559)(1)		754,933,510

Other Assets in Excess of Liabilities - 1.5%(1)		11,218,297

Net Assets Applicable to Common Stockholders - 100.0%(1)		$766,151,807

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
Description	Fair Value at August 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities Master Limited Partnerships and Related Companies (a)	$766,151,807	$766,151,807	$—	$—

Total	$766,151,807	$766,151,807	$—	$—

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2020. There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.